Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.
Summary of significant accounting policies

2.1 Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

2.2 Basis of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, former VIE and former VIE’s subsidiaries in which the Company is the primary beneficiary. All intercompany balances and transactions and unrealized profit and losses have been eliminated in consolidation.

2.3 Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ materially from such estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include valuation of convertible redeemable preferred shares, convertible bonds, and share-based compensation, assessment for impairment of long-lived assets, including intangible assets, deferred cost, goodwill and long-term investments, fair value of assets and liabilities acquired in business combination, discount rate of operating lease liabilities, inventory write-down, estimating the current expected credit losses on financial assets, depreciable lives of property and equipment, and useful life of intangible assets and realization of deferred tax assets.

2.
Summary of significant accounting policies—(Continued)

2.4 Fair value measurements

Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the assets or liabilities.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. This guidance specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1—	Valuation techniques in which all significant inputs are unadjusted quoted prices from active markets for assets or liabilities that are identical to the assets or liabilities being measured.

Level 2—

Valuation techniques in which significant inputs include quoted prices from active markets for assets or liabilities that are similar to the assets or liabilities being measured and/or quoted prices for assets or liabilities that are identical or similar to the assets or liabilities being measured from markets that are not active. Also, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets are Level 2 valuation techniques.

Level 3—

Valuation techniques in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are valuation technique inputs that reflect the Group’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The fair value guidance describes three main approaches to measure the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates.

As of December 31, 2022 and 2023, information about inputs into the fair value measurements of the Group's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

As of December 31,	Description	Fair value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
		RMB	RMB	RMB
2022	Short-term investments	282,230	—	282,230
2022	Long-term investments	15,780	—	15,780
2023	Short-term investments	310,547	71,570	238,977
2023	Long-term investments	12,310	—	12,310

2.
Summary of significant accounting policies—(Continued)

2.4 Fair value measurements—(Continued)

The Group had no asset measured at fair value on a non-recurring basis for the year ended December 31, 2023. The following table presents the Group's assets measured at fair value on a non-recurring basis for the years ended December 31, 2021, and 2022:

Years ended December 31,	Description	Fair Value	Significant Unobservable Inputs (Level 3)	Total Loss for the Year
		RMB	RMB
2021	Equity investments without readily determinable fair value	—	—	16,500
2022	Equity method investments	—	—	12,186
2022	Goodwill	—	—	1,819,926
2022	Intangible assets - Non-Compete Commitment	—	—	14,733
2022	Intangible assets - technology/platform	2,000	2,000	6,217
2022	Intangible assets - brand names	20,000	20,000	185,975
2022	Deferred cost	16,659	16,659	70,406

The Group’s assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition include certain short-term and long-term investments that the Group elects to apply fair value option under ASC 825 Financial Instruments, and investments at fair value which were classified as level 1 within the fair value hierarchy as all significant inputs are unadjusted quoted prices from active markets and level 2 within the fair value hierarchy as the key inputs to the valuation model are observable in active markets. The related losses from such level 1 fair value measurements recognized in the consolidated statements of operations were nil, nil and RMB228 for the years ended December 31, 2021, 2022 and 2023, respectively. The related losses from such level 2 fair value measurements recognized in the consolidated statements of operations were RMB11,627, RMB36,432 and RMB4,545 for the years ended December 31, 2021, 2022 and 2023, respectively.

The Group’s assets and liabilities measured at fair value on a nonrecurring basis include the fair value of property and equipment, intangible assets, deferred cost, goodwill, equity method investments, and equity investments without readily determinable fair value when they are deemed to be impaired. The fair values of property and equipment and investments are determined using estimated disposal value. The fair values of intangible assets, deferred cost and goodwill are determined using discounted cashflow method (see Notes 2.12 and 2.13). The fair value measurements used significant unobservable inputs and were classified as level 3 within the fair value hierarchy. The related losses from such level 3 fair value measurements recognized in the consolidated statements of operations were RMB16,500, RMB2,109,443 and nil for the years ended December 31, 2021, 2022 and 2023, respectively.

The Group’s financial instruments not measured at fair value including cash and cash equivalents, certain short-term investments, other receivables, net, amount due from related parties, net, funds receivable from third party payment service providers, equity investments without readily determinable fair values, short-term borrowings, accounts payable, amount due to related parties, other current liabilities. The carrying amounts of the short-term financial instruments approximate their costs due to the short-term nature of these assets and liabilities. The fair value of equity investments without readily determinable fair values cannot be reasonably estimated without undue costs.

2.
Summary of significant accounting policies—(Continued)

2.5 Functional currency and foreign currency translation

The functional currency of the Company and its subsidiaries, former VIE and former VIE's subsidiaries in the PRC is in Renminbi (“RMB”). The functional currency of the Group’s entities incorporated in Hong Kong (“HK”) is in Hong Kong dollars (“HKD”). The functional currency of the Group’s entities incorporated in the United States is in US dollars (“US$”).

Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency are measured and recorded in the functional currency at the exchange rate prevailing on the transaction date. Transaction gains and losses are recognized in the consolidated statements of operations and comprehensive loss.

The Group’s reporting currency is RMB. For entities within the Group that have a functional currency other than the reporting currency, assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates. Revenues, expenses, gains and losses are translated using the average rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a component of other comprehensive income (loss) in the statements of operations and comprehensive loss and the consolidated statements of change in shareholders’ equity.

2.6 Convenience Translation into United States Dollars

Translations of balances in the consolidated balance sheets, consolidated statements of operations and comprehensive loss and consolidated statements of cash flows from RMB into United States dollars are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB7.0999 on December 29, 2023, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 29, 2023, or at any other rate.

2.7 Cash and cash equivalents

Cash and cash equivalents primarily consist of cash on hand and cash in bank which are highly liquid, and monetary fund investments with original maturities of three months or less. As of December 31, 2022 and 2023, all cash and cash equivalents are unrestricted as to withdrawal and use.

2.8 Restricted cash

Cash that is restricted as to withdrawal or use or pledged as security is reported separately on the face of the consolidated balance sheets. Cash that is restricted as to withdrawal or use or pledged as security for other than current operations is reported in the other non-current assets. Restricted cash is included in the total cash, cash equivalents, restricted cash in the consolidated statements of cash flows. The Group’s restricted cash represents security deposits held in designated bank accounts as pledged guarantee provided for business partners.

2.9 Inventories

Inventories, consisting of pre-owned and new consumer electronics available for sale, are stated at lower of cost or net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less estimated costs necessary to make the sale. Write-down of inventory is determined using the specific identification method. Adjustments are recorded to write down the cost of inventory to the net realizable value due to slow-moving or volatile changes in price levels, which is determined based upon factors such as historical and forecasted market demand and industry and economic trends that impact pricing. Write-down of inventory was recognized RMB2,595, RMB8,931 and RMB45,749 for the years ended December 31, 2021, 2022 and 2023, respectively.

2.
Summary of significant accounting policies—(Continued)

2.10 Property and Equipment, net

Property and equipment are recorded at cost less accumulated depreciation and impairment. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Category	Estimated useful lives
Machinery	3-15 years
Electronic equipment	3 years
Leasehold improvement	Over the shorter of the lease term or expected useful lives
Furniture and office equipment	3 years
Motor vehicle	4 years
Software	3-5 years

Repairs and maintenance costs are charged to operating expenses as incurred, whereas the costs of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in other operating income, net of consolidated statements of operations and comprehensive loss. The Group recognized nil of impairment loss for each of the three years ended December 31, 2023.

2.11 Intangible assets, net

Intangible assets mainly include those acquired through business combinations and business corporations. Intangible assets arising from the Group’s acquisition of Paipai business from JD.com, Inc. including Business Cooperation Agreement (“BCA”), Non-Compete Commitment (“NCC”), technology/platform and brand names, and are recognized and measured at fair value with the assistance of a third-party valuation firm using valuation techniques such as discounted cash flow analysis. Major assumptions used in determining the fair value of these intangible assets include forecasts of future revenues and discount rate and royalty saving rate. Following the initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The identifiable intangible assets acquired are amortized on a straight-line basis over their respective useful lives as follows:

The identifiable intangible assets	Amortization Years
Brand names	10 years
BCA	1-6 years
Technology/platform	5 years
NCC	5 years

2.
Summary of significant accounting policies—(Continued)

2.12 Goodwill

Goodwill is recognized for the excess of the purchase price over the fair value of tangible and identifiable intangible net assets of business acquired. Goodwill is not amortized but is reviewed at least annually for impairment or earlier, if any indication of impairment exists.

On January 1, 2018, the Group chose to early adopt Financial Accounting Standards Board (“FASB”) revised guidance on ASU 2017-04 Testing of Goodwill for Impairment. Under this guidance, the Group has the option to choose whether it will apply the qualitative assessment first and then the quantitative assessment, if necessary, or to apply the quantitative assessment directly. If the Group chooses to apply a qualitative assessment first, it starts the goodwill impairment test by assessing qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Group determines that it is more likely not the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of comparison of the fair value of a reporting unit to its carrying amount.

Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. The estimation of future cash flows involves forecasts of future revenues and net profit rate, and selection of terminal growth rate. Changes in these estimates and assumptions could materially affect the determination of fair value for each the reporting unit. The Group has determined it has only one reporting unit and performed its annual goodwill impairment analysis on December 31 of every year.

As of December 31, 2021, the Group performed qualitative assessment and concluded it was not more likely than not the fair value of the reporting unit was less than the carrying value and therefore no further quantitative assessment was performed. As a result, the Group did not recognize any goodwill impairment losses for the year ended December 31, 2021.

As of December 31, 2022, in light of negative changes in market conditions, the Group identified impairment indicators and assessed it was more likely than not the fair value of the reporting unit was less the carrying value. The Group performed quantitative impairment tests on the goodwill, and recognized an impairment loss of RMB1,819,926.

The forecasts of future revenue, the net profit rate, the terminal growth rate and the discount rate were the significant unobservable inputs used in the fair value measurement of the reporting unit. The terminal growth rate and discount rate applied in the evaluation for the year ended December 31, 2022 were 3% and 17%, respectively. As of December 31, 2022, goodwill was fully impaired.

2.
Summary of significant accounting policies—(Continued)

2.13 Impairment of long-lived assets

The Group evaluates its long-lived assets including intangible assets with definite lives for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Impairment analysis is performed if events indicate that it is impaired. Possible indications of impairment may include events or changes in circumstances affecting business forecast and operations. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the carrying amount of the assets exceeds the undiscounted net cash flows, an analysis is performed to determine the fair value of the assets using income approach based on the discounted cash flows and the group recognizes impairment loss on the amount by which the carrying value exceeds the fair value of the asset.

For the year ended December 31, 2021, no impairment loss recognized for the long-lived assets.

During the year ended December 31, 2022, in light of negative changes in market conditions, the Group identified impairment indicators for intangible assets and performed quantitative impairment tests and recognized RMB206,925 intangible assets impairment losses for the year ended December 31, 2022, of which the impairment loss of brand names, NCC, technology amounted to RMB185,975, RMB14,733 and RMB6,217, respectively.

The Group used Relief from Royalty ("RFR") method, a specific discounted cash flow method to estimate fair value of brand names and technology/platform which involves significant unobservable estimates and assumptions, including discount rate, royalty saving rate and forecasts of future revenues. The Group uses incremental income method, a specific discounted cash flow method to estimate fair value of NCC which involves significant unobservable estimates and assumptions, including discount rate and forecasts of future revenues. The discount rate and royalty saving rate applied in the evaluation for the year ended December 31, 2022 were 19% and 1%, respectively.

For the year ended December 31, 2023, no impairment loss recognized for the long-lived assets.

2.14 Investments

Short-term investments include (i) Term deposits with original maturities longer than three months but less than one year, (ii) wealth management products with unsecured principal purchased from financial institutions which have original maturities of less than one year, and (iii) listed equity securities representing ordinary shares of an entity listed in Hong Kong. The Group elects to adopt the fair value option in accordance with ASC 825 Financial Instruments to record the investments in term deposits and wealth management products in short-term investments in the consolidated balance sheets. Changes in the fair value of the investments are recorded as other (loss) income, net in the consolidated statements of operations and comprehensive losses. The Group recognized unrealized gain from fair value changes of RMB467, nil and unrealized loss from fair value changes of RMB1,303 for the years ended December 31, 2021, 2022 and 2023, respectively.

Long-term investments include (i) equity method investments, (ii) equity securities without readily determinable fair value and (iii) investments at fair value.

2.
Summary of significant accounting policies—(Continued)

2.14 Investments —(Continued)

Equity method investments

The Group accounts for its in-substance common stock equity investments over which it has significant influence but does not own a majority equity interest or otherwise control using the equity method. The Group adjusts the carrying amount of the investments and recognizes in earnings for share of the earnings or loss of the investee after the date of investment. The Group stops to record its share of loss when losses have reduced the investment balance to zero and the Group does not have a requirement or commitment to advance additional funds to an investee. The Group assesses its equity method investments for impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the entities, including current earnings trends and undiscounted cash flows, and other entity-specific information. The fair value determination, particularly for investments in privately held entities, requires judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments and determination of whether any identified impairment is other-than-temporary. If the decline in the fair value is deemed to be other-than-temporary, the carrying value of the equity method investment is written down to fair value. The Group recorded impairment losses of nil, RMB12,186 and nil in other (loss) income, net in the consolidated statements of operations for the years ended December 31, 2021, 2022 and 2023, respectively.

Equity securities without readily determinable fair value

The Group chose to early adopt ASU 2016-01, Financial Instruments—Overall: Recognition and Measurement of Financial Assets and Financial Liabilities on January 1, 2018 and elected to measure these investments using measurement alternative at cost minus impairment, if any, adjusted up or down for observable price changes in orderly transactions for the identical or similar investment of the same issuer. Any adjustment to the carrying amount is recorded in other (loss) income.

The Group also makes qualitative assessment at each reporting period and if the assessment indicates that the fair value of the investment is less than the carrying value, the investment in equity securities will be written down to its fair value, with the difference between the fair value of the investment and its carrying amount as an impairment loss recorded in other (loss) income, net. The Group recorded impairment losses of RMB16,500, nil and nil in other (loss) income, net in the consolidated statements of operations for the years ended December 31, 2021, 2022 and 2023, respectively.

Investments at fair value

The investments under fair value pertain to structured products in fund-linked notes. The Group elects to adopt the fair value option in accordance with ASC 825 Financial Instruments to record the investments at fair value in long-term investments under fair value in the consolidated balance sheets. Changes in the fair value of these investments are recorded as other (loss) income, net in the consolidated statements of operations. The Group recognized unrealized losses from fair value changes of RMB12,094, RMB36,432 and RMB3,470 for the years ended December 31, 2021, 2022 and 2023, respectively.

2.15 Convertible bonds

Convertible bond is accounted for as a liability or is separated into debt and equity components based on its terms in relation to the conversion feature, call and put options, and beneficial conversion feature. Debt discount, if any, together with related issuance cost are subsequently amortized as interest expense, using the effective interest method, from the issuance date to the earliest conversion date. Interest expenses are recognized in the statement of comprehensive income in the period in which they are incurred. The Group accounts for its convertible bonds in accordance with ASC 815 Derivatives and Hedging and ASC 470 Debt and classifies it as a liability in its entirety.

2.
Summary of significant accounting policies—(Continued)

2.16 Mezzanine equity

Mezzanine equity represents the convertible redeemable preferred shares issued by the Company. The convertible redeemable preferred shares are redeemable at the holders’ option any time after a certain date and are contingently redeemable upon the occurrence of certain events outside of the Company’s control. Therefore, the Group classified all of the convertible redeemable preferred shares as mezzanine equity.

According to ASC 480, where fair value at date of issue is less than the mandatory redemption amount, the carrying amount is to be increased by periodic accretions so that the carrying amount will equal the mandatory redemption amount at the mandatory redemption date. The Company uses the current redemption value method in calculating the accretion of the convertible redeemable preferred shares as if these convertible redeemable preferred shares were redeemable at the end of each year. Each increase in carrying amount is to be recorded as charges against retained earnings or, in the absence of retained earnings, as charges against additional paid-in capital until additional paid-in capital is reduced to zero. Once paid-in capital is reduced to zero, the redemption value measurement adjustment is recognized as an increase in accumulated deficit.

2.17 Revenue recognition

Revenues are generated primarily from product revenues and service revenues through the platforms the Group offers to its customers. The Group also generates revenues from product sales through offline stores it operates.

The Group adopted ASC 606 Revenue from Contract with Customers (“ASC606”) for all periods presented. According to ASC 606, revenue is recognized when control of the promised good or service is transferred to the customer in an amount that reflects the consideration the Group expects to receive in exchange for those goods or services, after considering estimated sales return allowances, price concessions, discount and value added tax (“VAT”). Consistent with the criteria of ASC 606, the Group follows five steps for its revenue recognition: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

Disaggregation of revenues

For the year ended December 31, 2021, 2022 and 2023, the disaggregated revenues by revenue streams were as follows:

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net online product revenues	6,220,037	6,697,557	9,354,140
Net product revenues from offline channels	434,856	1,979,115	2,304,158
Net product revenues	6,654,893	8,676,672	11,658,298
Net service revenues for PJT marketplace	516,155	638,334	707,000
Net service revenues for Paipai marketplace	520,944	474,010	497,338
Net service revenues from other channels	88,283	80,408	103,146
Net service revenues	1,125,382	1,192,752	1,307,484

Net Product Revenues

The majority of the Group’s revenue is derived from online product sales. The Group recognizes revenue from the sale of phones and other consumer electronics goods through the two online platforms it operates: PJT Marketplace (“PJT”) (B2B channel) and Paipai Marketplace (“Paipai”) (B2C channel). The Group utilizes external delivery service providers to deliver goods to its customers. The Group presents revenue generated from its sales of products on a gross basis as the Group has control of the goods and has the ability to direct the use of goods to obtain substantially all the benefits and recognizes revenue at the point of time when the goods have been delivered to the customers. The customers pay for the goods in advance. The Group offers its customers right of return for a period of 3 to 7 days upon the receipts. Product revenues are reduced by estimated sales return, which has been immaterial in the historical periods.

2.
Summary of significant accounting policies—(Continued)

2.17 Revenue recognition–(Continued)

Net Product Revenues–(Continued)

For product sales through offline channels, the Group recognizes revenue at the point of time when customers pay and obtain control of the products. When transactions involving trade-in devices, the purchase of the pre-owned products and the sale of new products are accounted for as two separate transactions. Fair value of trade-in product is recognized as non-cash consideration for the sale of the new product.

Net Service Revenues

In addition to product sales, the Group’s PJT Marketplace and Paipai Marketplace also serve as online marketplace to provide third-party merchants platform services enabling them to transact with customers, for which the Group charges commission fees to its merchants and/or customers. Under the platform service arrangement, the Group acts as an agent and does not take control of the products provided by the merchants at any point in the time during the transactions and does not have latitude over pricing of the merchandise.

For PJT Marketplace, the Group charges both the merchants and business buyers a commission fee. The commission fee charged to the merchants is determined as a percentage based on the executed transaction price, and the commission fee charged to business buyers is determined as a negotiated tiered amount. For Paipai Marketplace, commission fees are charged to merchants only, determined as a percentage based on the executed transaction price. For certain merchants who sell products on the Group’s platform, the Group enters into contractual agreements with these merchants for a fixed monthly marketplace management fee in addition to the commission fees charged for each transaction.

Commission fees are recognized in the consolidated statements of operations and comprehensive loss at the time when the service obligations to the merchants are determined to have been completed under each sales transaction upon the business buyers’ confirming the receipts of goods or over time for merchants paying fixed monthly management fees. Commission fees are not refundable if business buyers return the merchandise to merchants.

The Group provides a one-year warranty for pre-owned consumer electronics sold on Paipai Marketplace, which is not considered as a separate performance obligation. The costs associated with the warranty was immaterial during the years presented.

Reconciliation of contract balances

A receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due. A contract asset is recorded when the Group has transferred products to the customer before payment is received or is due, and the Group’s right to consideration is conditional on future performance or other factors in the contract. There was no contract asset as of December 31, 2022 and 2023. Account receivables were recorded within prepayments and other receivables, net and were RMB150,621 and RMB56,813 as of December 31, 2022 and 2023.

A contract liability exists when the Group has received consideration but has not transferred the related goods or services to the customer. The Group’s contract liabilities consist of payments received from customers before they received the products, mainly related to offline sales of pre-owned electronics and online channel sales, in which the Group receives advance payments pursuant to the agreements with certain offline customers before the products are transferred. As of December 31, 2022 and 2023, balances of the contract liabilities were RMB195,369 and RMB119,715. The opening balances of RMB33,884, RMB211,964 and RMB195,369 were recognized in the years ended December 31, 2021, 2022 and 2023, respectively. The contract liabilities of December 31, 2023 is expected to be recognized in revenue in 2024. There were no costs of obtaining a contract for the years ended December 31, 2021, 2022 and 2023.

2.
Summary of significant accounting policies—(Continued)

2.17 Revenue recognition — (Continued)

Geographic information

The following is the Group’s net product and service revenues by geographical location:

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Mainland China	6,285,247	8,014,495	10,778,594
Hong Kong	339,616	659,277	827,182
Others	30,030	2,900	52,522
Net product revenues	6,654,893	8,676,672	11,658,298
Mainland China	1,123,351	1,191,924	1,305,727
Hong Kong	2,031	826	1,749
Others	—	2	8
Net service revenues	1,125,382	1,192,752	1,307,484

2.18 Merchandise costs

Merchandise costs primarily consists of cost of acquired products, inbound shipping charges and inventory write-downs.

2.19 Fulfillment expenses

Fulfillment expenses consist primarily of expenses incurred in operating the Group’s platform, centralized operation centers and stations, offline stores, warehouse operating costs such as personnel cost and expenses attributable to purchasing, receiving, inspecting and grading, packaging, and preparing customer orders for shipment, as well as outbound shipping charges.

2.20 Technology and content expenses

Technology and content expenses consist primarily of payroll and related expenses for technology and content employees involved in designing, developing and maintaining technology platform, and improving artificial intelligence, big data and cloud technologies and services, and technology infrastructure costs. Technology infrastructure costs include equipment depreciation, amortization and impairment of technology/platform, as well as data center costs. Technology and platform amortization is amortization of platform arising from acquisition of Paipai business. Technology and content expenses are expensed as incurred.

2.21 Selling and marketing expenses

Selling and marketing expenses consist primarily of platform promotion expenses, channel commissions, advertising expenses, amortization expense, impairment loss and payroll and related expenses for employees involved in marketing and business development activities. Platform promotion expenses consist of Paipai coupons distributed on end consumers who are not customers of the Group on Paipai platform to promote transaction volume. Channel commissions consist of commission paid to sales channel providers and collection channel providers. Amortization expense consist of amortization of business cooperation agreement, non-compete commitment, and brand names arising from the acquisition of Paipai business. Impairment loss consist of impairment loss of non-compete commitment, and brand names arising from the acquisition of Paipai business and were nil, RMB200,708 and nil for the years ended December 31, 2021, 2022 and 2023, respectively. Advertising expenses consist of the fees of advertising across multiple platforms in connection with business development. Total advertising expenses were recognized as incurred, and were RMB82,340, RMB82,921, and RMB124,658 for the years ended December 31, 2021, 2022 and 2023, respectively.

2.
Summary of significant accounting policies—(Continued)

2.22 General and administrative expenses

General and administrative expenses consist primarily of employee related expenses for general corporate functions, including accounting, finance, tax, legal and human relations; costs associated with these functions including facilities and equipment depreciation expenses, rental and other general corporate related expenses.

2.23 Other operating income, net

Other operating income, net consists primarily of government subsidies and reimbursements from ADR program. Government subsidies represent rewards provided by the relevant PRC municipal government authorities to the Group for business achievements made by the Group. Such subsidies allow the Group full discretion in utilizing the funds and are used by the Group for general corporate purposes. The local governments have final discretion as to whether the Group has met all criteria to be entitled to the subsidies. The Group does not in all instances receive written confirmation from local governments indicating the approval of the cash subsidy before cash is received. Government subsidies are recognized in other operating income in the consolidated statements of operations and comprehensive loss when the government subsidies are received and no further conditions need to be met.

2.24 Share-based compensation

The Group grants share options and restricted share units to the management team and other employees (collectively, “Share-based Awards”). The Group accounted for the Share-based Awards in accordance with ASC 718 Compensation—Stock Compensation. Share-based Awards with service conditions only are measured at the grant date fair value of the awards and recognized as expenses using the straight-line method, net of actual forfeitures, if any, over the requisite service period, with a corresponding impact reflected in additional paid-in-capital. Share-based Awards that are subject to both the service period and the occurrence of Qualified IPO as performance condition are measured at the grant date fair value and share-based compensation expenses are recognized for the cumulatively vested amount upon the completion of the IPO first and then over the remaining requisite service period. The grant date fair value of share options is determined by Binomial option pricing model. The grant date fair value of restricted share units is determined by the fair value of underlying ordinary shares. The expected term represents the period that share-based awards are expected to be outstanding, giving consideration to the contractual terms of the share-based awards, vesting schedules and expectations of future employee exercise behavior. Volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies for the period before valuation date and with similar span as the expected expiration term. The Group accounts for forfeitures of the share-based awards when they occur. Previously recognized compensation cost for the awards is reversed in the period that the award is forfeited. Amortization of share-based compensation is presented in the same line item in the consolidated statements of operations as the cash compensation of those employees receiving the award.

2.25 Employee benefit expenses

As stipulated by the regulations of the PRC, full-time employees of the Group are entitled to various government statutory employee benefit plans, including medical insurance, maternity insurance, workplace injury insurance, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to make contributions to the plan and accrues for these benefits based on certain percentages of the qualified employees’ salaries. The total expenses the Group incurred for the plan were RMB93,142, RMB101,204 and RMB101,858 for the years ended December 31, 2021, 2022 and 2023, respectively.

2.
Summary of significant accounting policies—(Continued)

2.26 Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Deferred income taxes are provided using assets and liabilities method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Deferred tax assets are recognized to the extent that these assets are more likely than not to be realized. In making such a determination, the management consider all positive and negative evidence, including future reversals of projected future taxable income and results of recent operation. Deferred tax assets are then reduced by a valuation allowance through a charge to income tax expense when, in the opinion of management, it is more likely than not that a portion of or all of the deferred tax assets will not be realized.

The Group accounts for uncertainty in income taxes recognized in the consolidated financial statements by applying a two-step process to determine the amount of the benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination by the taxing authorities. If the tax position is deemed more-likely-than-not to be sustained (defined as a likelihood of more than fifty percent of being sustained upon an audit, based on the technical merits of the tax position), the tax position is then assessed to determine the amount of benefits to recognize in the consolidated financial statements. The amount of the benefits that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group did not recognize any income tax due to uncertain tax position or incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2021, 2022 and 2023.

2.27 Operating leases

In the fourth quarter of 2021, the Group adopted ASU No. 2016-02, Leases (Topic 842) for the year ended December 31, 2021 by using the modified retrospective method and did not restate the comparable periods. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less. Lease payments on short-term leases are recognized as an expense on a straight-line basis over the lease term, not included in lease liabilities.

The Group evaluates whether an agreement constitute a lease by reviewing the contractual terms to determine which party obtains both the economic benefits and control of the assets at the inception of the contract. The Group has leased office and store premises for operating activities. All of the Group's leases with lease terms longer than 12 months have been deemed operating leases pursuant to the criteria in ASC Topic 842. The Group measures the operating lease liabilities at the commencement date based on the present value of remaining lease payments over the lease term, which is computed using the Group's incremental borrowing rate, an estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the lease term. Fixed lease payments are included in the measurement of operating lease liabilities and variable payments are recognized as lease expense in the period in which the obligation for those payments is incurred. The Group measures the operating lease right-of use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing operating lease expense based on lease payments on a straight-line basis over the lease term when the lessor makes the underlying asset available to the Group. Operating lease right-of-use assets is included in other non-current assets and current portion of operating lease liabilities is included in accrued expenses and other current liabilities.

2.28 Comprehensive loss

Comprehensive loss is reported in the consolidated statements of operations and comprehensive loss. Accumulated other comprehensive loss, as presented on the accompanying consolidated balance sheets, represents accumulated foreign currency translation adjustments from its subsidiaries not using the RMB as their functional currency.

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Summary of significant accounting policies—(Continued)

2.29 Net loss per share

Basic loss per share is computed by dividing net loss attributable to the holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. The Company’s convertible redeemable preferred shares do not participate in losses. As such, net loss is allocated entirely to ordinary shareholders in the calculation of net loss per share.

Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The Group had share options and non-vested restricted share units which could potentially dilute basic earnings per ordinary share in the future. To calculate the number of shares for diluted earnings per ordinary share, the effect of the ordinary shares issuable upon the exercise of outstanding share options and non-vested restricted share units is computed using the treasury stock method.

2.30 Certain risks and concentrations

The revenues and expenses of the Group’s entities in the PRC are generally denominated in RMB and their assets and liabilities are denominated in RMB. The RMB is not freely convertible into foreign currencies. Remittances of foreign currencies into the PRC or remittances of RMB out of the PRC as well as exchange between RMB and foreign currencies require approval by foreign exchange administrative authorities and certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. No customer individually represents greater than 10% of the total net revenues.

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, other receivable, net, short-term investments, amount due from related parties and funds receivable from third party payment service providers. The Group places its cash and cash equivalents, short-term investments with financial institutions with high-credit ratings and quality. Amount due from related parties and funds receivable from third party payment service providers primarily comprise of the receivable from customers, where the amount is under the Group’s name on these online platforms. Due to the nature of the arrangement, the Group considers there to be no collection risks. Other receivables, net mainly consists of customer deposits where the Group paid on behalf of the business buyers for the purchase deposit and loan to business partners. The Group conducts credit evaluations on vendors and borrowers and require certain amounts of security deposits from them to manage its credit risk.

2.31 Segment reporting

Based on the criteria established by ASC 280 Segment Reporting, the Group’s chief operating decision maker has been identified as the Chairman of the Board of Directors and Chief-Executive Officer, who reviews consolidated results of the Group when making decisions about allocating resources and assessing performance. The Group has internal reporting of revenue, cost and expenses by nature as a whole. Hence, the Group has only one operating segment. The Company is domiciled in the Cayman Islands while the Group mainly operates its businesses in the PRC.

2.32 Recent accounting pronouncements

Recently issued accounting pronouncements not yet adopted

In November 2023, the FASB issued ASU 2023-07, which requires the disclosure of significant segment expenses that are part of an entity’s segment measure of profit or loss and regularly provided to the chief operating decision maker. In addition, it adds or makes clarifications to other segment-related disclosures, such as clarifying that the disclosure requirements in ASC 280 are required for entities with a single reportable segment and that an entity may disclose multiple measures of segment profit and loss. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods beginning after December 15, 2024. Early adoption is permitted. The amendments should be adopted retrospectively.

In December 2023, the FASB issued ASU No. 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is permitted. This ASU will result in the required additional disclosures being included in the consolidated financial statements, once adopted.

2.
Summary of significant accounting policies—(Continued)

2.32 Recent accounting pronouncements— (Continued)

Recently issued accounting pronouncements not yet adopted— (Continued)

The Group is in process of evaluating the impact of the above ASU and currently does not expect the adoption would have a material impact on its consolidated financial statements and related disclosures.